Derecognition And Offset Of Financial Instruments_Transferred financial assets that do not meet the condition of derecognition in their entirety (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Assets transferred
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Nature of financial assets transferred during period which do not qualify for derecognition		The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition	The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition
Fair value of transferred financial assets (associated financial liabilities) that are not derecognised in their entirety [abstract]
Assets that entity continues to recognise		₩ 639,721	₩ 590,395
Financial assets at FVTPL
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Nature of financial assets transferred during period which do not qualify for derecognition		The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition	The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition
Fair value of transferred financial assets (associated financial liabilities) that are not derecognised in their entirety [abstract]
Assets that entity continues to recognise		₩ 410,331	₩ 407,985
Financial assets at FVTOCI
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Nature of financial assets transferred during period which do not qualify for derecognition		The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition	The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition
Fair value of transferred financial assets (associated financial liabilities) that are not derecognised in their entirety [abstract]
Assets that entity continues to recognise		₩ 138,315	₩ 56,975
Securities at amortized cost
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Nature of financial assets transferred during period which do not qualify for derecognition		The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition	The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition
Fair value of transferred financial assets (associated financial liabilities) that are not derecognised in their entirety [abstract]
Assets that entity continues to recognise		₩ 40,987	₩ 42,841
Loans and other financial assets at amortized cost
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Nature of financial assets transferred during period which do not qualify for derecognition		The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition	The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition
Fair value of transferred financial assets (associated financial liabilities) that are not derecognised in their entirety [abstract]
Assets that entity continues to recognise		₩ 50,088	₩ 82,594
Bonds sold under repurchase agreements
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Nature of financial assets transferred during period which do not qualify for derecognition		The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition	The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition
Fair value of transferred financial assets (associated financial liabilities) that are not derecognised in their entirety [abstract]
Related liabilities		₩ 657,823	₩ 569,002
Korean treasury and government bonds
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Nature of financial assets transferred during period which do not qualify for derecognition		Securities loaned are lending of specific securities to borrowers who agree to return the same amount of the same security at the end of lending period. As the Group does not derecognize these securities, there are no liabilities recognized through such transactions relates to securities loaned.	Securities loaned are lending of specific securities to borrowers who agree to return the same amount of the same security at the end of lending period. As the Group does not derecognize these securities, there are no liabilities recognized through such transactions relates to securities loaned.
Fair value of transferred financial assets (associated financial liabilities) that are not derecognised in their entirety [abstract]
Assets that entity continues to recognise		₩ 100,345	₩ 80,737
Loaned to		Korea Securities Finance Corporation	Korea Securities Finance Corporation
Assets transferred
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Description of nature of risks and rewards of ownership to which entity is exposed		As of December 31, 2019 and 2020, the consolidated structured companies issued asset-backed securities with loans and corporate bonds held by the Group as liquid assets, and the Group bear related risks through the purchase agreements or credit contributions.	As of December 31, 2019 and 2020, the consolidated structured companies issued asset-backed securities with loans and corporate bonds held by the Group as liquid assets, and the Group bear related risks through the purchase agreements or credit contributions.
Fair value of transferred financial assets (associated financial liabilities) that are not derecognised in their entirety [abstract]
Fair value of assets transferred		₩ 4,629,545	₩ 4,485,942
Assets that entity continues to recognise	[1]	₩ 4,630,470	₩ 4,504,496
Related liabilities
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Description of nature of risks and rewards of ownership to which entity is exposed		As of December 31, 2019 and 2020, the consolidated structured companies issued asset-backed securities with loans and corporate bonds held by the Group as liquid assets, and the Group bear related risks through the purchase agreements or credit contributions.	As of December 31, 2019 and 2020, the consolidated structured companies issued asset-backed securities with loans and corporate bonds held by the Group as liquid assets, and the Group bear related risks through the purchase agreements or credit contributions.
Fair value of transferred financial assets (associated financial liabilities) that are not derecognised in their entirety [abstract]
Fair value of related liabilities		₩ 3,804,821	₩ 3,532,784
Related liabilities	[1]	₩ 3,803,911	₩ 3,523,010

[1]	The carrying amount is the amount before the allowance for bad debts